JOHN H. LIVELY, Managing Partner
john.lively@practus.com
7001 N. Scottsdale Road, Suite 2040
Scottsdale, AZ 85253
(913) 660-0778
October 21, 2026

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE: ETF Opportunities Trust (the “Trust”) (File Nos. 333-234544 and 811-23439)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the above registered management investment company, that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from that contained in the update to the Registration Statement on Form N-1A which was filed with the Commission on October 16, 2026 (Accession No. 0001771146-26-002049) for the Tuttle Capital SPY Income and Hedge ETF and the Tuttle Capital Innovation 100 Income and Hedge ETF, each a portfolio series of the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@Practus.com.

Very truly yours,

/s/ John H. Lively
On behalf of Practus, LLP